Assets pledged, collateral received and assets transferred - Carrying amount of the assets pledged as security against liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 222,215	£ 214,266
Cash collateral and settlement balances
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	66,138	72,042
Loans and advances at amortised cost
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	65,216	37,257
Trading portfolio assets
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	71,518	77,198
Financial assets at fair value through the income statement
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	5,595	5,584
Fair value through other comprehensive income
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 13,748	£ 22,185